Account Payables and Accrued Expenses (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Account Payables and Accrued Expenses
Trade and account payables	$ 2,244	$ 5,225
Deposit liabilities	7,767	7,918
Interest payables	500	494
Value-added, goods and services and other taxes (other than income taxes)	1,353	1,372
Compensation	159	151
Contract liabilities under contracts with customers	2,088	1,776
Lease liabilities	311	393
Due to an affiliate (see Note 24)	1,622	3,770
Account payables and accrued expenses	$ 16,044	$ 21,099